Financial instruments - valuation - FV of Liabilities (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of fair value measurement of liabilities [line items]
Liabilities	£ 324,476	£ 300,476	£ 287,263
Short Positions
Disclosure of fair value measurement of liabilities [line items]
Liabilities		4,591
Derivatives
Disclosure of fair value measurement of liabilities [line items]
Liabilities	3,178	4,654
Recurring
Disclosure of fair value measurement of liabilities [line items]
Liabilities	£ 4,000	£ 24,900
Proportion (as a percent)	100.00%	100.00%
Recurring | Deposits
Disclosure of fair value measurement of liabilities [line items]
Liabilities	£ 800	£ 15,700
Recurring | Short Positions
Disclosure of fair value measurement of liabilities [line items]
Liabilities		4,600
Recurring | Derivatives
Disclosure of fair value measurement of liabilities [line items]
Liabilities	3,200	4,600
Recurring | Level 1
Disclosure of fair value measurement of liabilities [line items]
Liabilities		£ 4,600
Proportion (as a percent)		18.50%
Recurring | Level 1 | Short Positions
Disclosure of fair value measurement of liabilities [line items]
Liabilities		£ 4,600
Recurring | Level 2
Disclosure of fair value measurement of liabilities [line items]
Liabilities	£ 4,000	£ 20,300
Proportion (as a percent)	100.00%	81.50%
Recurring | Level 2 | Deposits
Disclosure of fair value measurement of liabilities [line items]
Liabilities	£ 800	£ 15,700
Recurring | Level 2 | Derivatives
Disclosure of fair value measurement of liabilities [line items]
Liabilities	£ 3,200	£ 4,600